Related party transactions and Directors' remuneration (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of amounts included in the Group's financial statements by category	Amounts included in the Barclays Bank Group’s financial statements, in aggregate, by category of related party entity are as follows:

	Parent	Fellow subsidiaries	Pension funds	Other related parties
	£m	£m	£m	£m
For the year ended and as at 31 December 2025
Total income	(2,276)	75	4	42
Operating expenses	(105)	(4,794)	—	—
Total assets	1,136	8,497	—	—
Total liabilities	46,360	8,438	140	126
For the year ended and as at 31 December 2024
Total income	(1,994)	172	(1)	54
Operating expenses	(92)	(4,361)	—	—
Total assets	1,338	6,753	—	1,104
Total liabilities	44,678	8,588	176	64
For the year ended and as at 31 December 2023
Total income	(1,712)	164	1	52
Operating expenses	(89)	(4,157)	(1)	—

Disclosure of loans and deposits outstanding	Transactions during the year and the balances outstanding were as follows:

Banking Services provided
	2025	2024
	£m	£m
Loans outstanding as at 31 December	12.9	10.8
Deposits outstanding as at 31 December	14.8	9.5

Disclosure of remuneration of Directors and other Key Management Personnel

	2025	2024	2023
	£m	£m	£m
Salaries and other short-term benefits	42.3	42.9	46.1
Pension costs	0.2	0.2	0.2
Other long-term benefits	10.8	10.8	10.8
Share-based payments	26.5	21.9	16.3
Employer social security charges on emoluments	7.9	7.2	8.2
Costs recognised for accounting purposes	87.7	83.0	81.6
Employer social security charges on emoluments	(7.9)	(7.2)	(8.2)
Other long-term benefits – difference between awards granted and costs recognised	7.6	5.3	2.1
Share-based payments – difference between awards granted and costs recognised	6.8	2.6	4.5
Total remuneration awarded	94.2	83.7	80.0

Disclosure required by the Companies Act 2006	The following information regarding the Barclays Bank PLC Board of Directors is presented in accordance with the
Companies Act 2006:

	2025	2024	2023
	£m	£m	£m
Aggregate emoluments[1]	9.1	8.3	7.2
Amounts paid under LTIPs[2]	1.2	—	—
	10.3	8.3	7.2
Notes
1The aggregate emoluments include amounts paid for the 2025 year. In addition, deferred share awards for 2025 with a total value at grant of
£1.3m (2024: £1.8m, 2023: £1.5m) will be made to Directors which will only vest subject to meeting certain conditions.
2The figure above for "Amounts paid under LTIPs" for 2025 relates to tranches of prior year LTIP awards that were released to Directors during the year.
Of the figures in the table above, the amounts attributable to the highest paid Director in respect of qualifying services are as follows:

	2025	2024	2023
	£m	£m	£m
Aggregate emoluments[1]	4.8	4.3	3.6
Amounts paid under LTIPs	1.2	—	—
	6.0	4.3	3.6
Note
1The aggregate emoluments include amounts paid for the 2025 year. In addition, a deferred share award for 2025 with a value at grant of £0.8m
(2024: £1.1m, 2023: £1m) will be made to the highest paid Director which will only vest subject to meeting certain conditions.